MARKETABLE SECURITIES	6 Months Ended
Jun. 30, 2021
Debt Securities, Available-for-sale, Amortized Cost [Abstract]
MARKETABLE SECURITIES

NOTE 4: MARKETABLE SECURITIES

The following tables summarize the amortized cost, unrealized gains and losses, and fair value of available-for-sale marketable securities as of June 30, 2021:

	June 30, 2021
	Amortized cost	Gross unrealized losses	Gross unrealized gains	Fair value

U.S. government and agency debentures	$10,256	$(5)	$10	$10,261
Corporate debentures	32,615	(25)	2	32,592
Total	$42,871	$(30)	$12	$42,853

	December 31, 2020
	(U.S. dollars in thousands)
	Amortized cost	Gross unrealized losses	Gross unrealized gains	Fair value

U.S. government and agency debentures	$32,578	$(5)	$1	$32,574
Corporate debentures	9,708	(1)	10	9,717
Total	$42,286	$(6)	$11	$42,291

	June 30, 2021
	(U.S. dollars in thousands)
	Amortized cost	Fair value

Due within one year	$26,263	$26,250
Due between one and two years	16,608	16,603
Total	$42,871	$42,853

	December 31, 2020
	(U.S. dollars in thousands)
	Amortized cost	Fair value

Due within one year	$19,585	$19,586
Due between one and two years	22,701	22,705
Total	$42,286	$42,291

F - 10

TUFIN SOFTWARE TECHNOLOGIES LTD.

NOTES TO CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (UNAUDITED)

During the six months ended June 30, 2021 and 2020, the Company did not recognize an allowance for credit losses on its available-for-sale marketable debt securities.